Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Summary of Accounts Payable and Accrued Liabilities

	December 31, 2023	December 31, 2022
Trade payables	22,035	9,774
Accrued and other liabilities	46,175	38,379
	68,210	48,153